Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Post-retirement and post-employment benefit liability (Note 18)	$ 1,406	$ 1,507
Pension benefit liability (Note 18)	547	981
Environmental liabilities (Note 19)	139	168
Due to related parties (Note 26)	41	39
Long-term accounts payable	11	13
Asset retirement obligations (Note 20)	10	9
Other liabilities	10	17
Other liabilities	$ 2,164	$ 2,734